Taxes (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts and other reserves	$ 324,053	$ 140,226
Accumulated depreciation	72,834	26,109
Valuation allowance	(396,887)	0
Total	$ 0	$ 166,335